Retirement Plans	9 Months Ended	12 Months Ended
	Dec. 25, 2020	Mar. 27, 2020
Retirement Benefits [Abstract]
Retirement Plans

15. Retirement Plans

The Company recognizes the funded status (i.e., the difference between the fair value of plan assets and the benefit obligations) of its defined benefit pension plans in its unaudited consolidated balance sheets with a corresponding adjustment to accumulated other comprehensive income (“AOCI”), net of tax. These amounts will continue to be recognized as a component of future net periodic benefit costs consistent with the Company’s past practice. Further, actuarial gains and losses and prior service costs that arise in future periods and are not recognized as net periodic benefit costs in the same periods will be recognized as a component of other comprehensive income. Those amounts will also be recognized as a component of future net periodic benefit costs consistent with the Company’s past practice. The Company uses a measurement date for its defined benefit pension plans and other postretirement benefit plans that is equivalent to its fiscal year-end.

Plan Descriptions

Non-U.S. Defined Benefit Plan

The Company, through its wholly owned subsidiary, Allegro MicroSystems Philippines, Inc. (“AMPI”), has a defined benefit pension plan, which is a noncontributory plan that covers substantially all employees of the respective subsidiary. The plan’s assets are invested in common trust funds, bonds and other debt instruments and stocks.

Effect on the unaudited statements of operations

Expense related to the non-U.S. defined benefit plan was as follows:

	Three-Month Period Ended		Nine-Month Period Ended
	December 25, 2020	December 27, 2019	December 25, 2020	December 27, 2019
Service cost	$296	$242	$843	$717
Interest cost	166	169	474	503
Expected return on plan assets	(79)	(83)	(231)	(247)
Amortization of net transition asset	—	(4)	—	(10)
Amortization of prior service cost	2	2	6	6
Actuarial loss	47	24	126	72

Net periodic pension expense	$432	$350	$1,218	$1,041

Information on Plan Assets

The table below sets forth the fair value of the entity’s plan assets as of December 25, 2020 and March 27, 2020, using the same three-level hierarchy of fair value inputs described in the significant accounting policies included in the audited consolidated financial statements as of March 27, 2020 and for the year then ended, which are included in the previously filed Prospectus.

	Fair Value at December 25, 2020	Level 1	Level 2	Level 3
Assets of non-U.S. defined benefit plan:
Government securities	$1,826	$1,826	$—	$—
Unit investment trust fund	1,155	—	1,155	—
Loans	562	—	—	562
Bonds	1,193	—	1,193	—
Stocks and other investments	2,353	1,205	1	1,147

Total	$7,089	$3,031	$2,349	$1,709

	Fair Value at March 27, 2020	Level 1	Level 2	Level 3
Assets of non-U.S. defined benefit plan:
Government securities	$1,260	$1,260	$—	$—
Unit investment trust fund	897	—	897	—
Loans	756	—	—	756
Bonds	1,094	—	1,094	—
Stocks and other investments	1,572	1,207	1	364

Total	$5,579	$2,467	$1,992	$1,120

The following table shows the change in fair value of Level 3 plan assets for the nine-month period ended December 25, 2020:

	Level 3 Non-U.S. Defined Plan Assets
	Loans	Stocks
Balance at March 27, 2020	$756	$364
Additions during the year	207	—
Redemptions during the year	(440)	—
Revaluation of equity securities	—	753
Change in foreign currency exchange rates	39	30

Balance at December 25, 2020	$562	$1,147

The investments in the Company’s major benefit plans largely consist of low-cost, broad-market index funds to mitigate risks of concentration within the market sectors. In recent years, the Company’s investment policy has shifted toward a closer matching of the interest-rate sensitivity of the plan assets and liabilities. The appropriate mix of equity and bond investments is determined primarily through the use of detailed asset-liability modeling studies that look to balance the impact of changes in the discount rate against the need to provide asset growth to cover future service cost. The Company, through its wholly owned subsidiary, Allegro MicroSystems, LLC’s (“AML”), non-U.S. defined benefit plan, has added a greater proportion of fixed income securities with return characteristics that are more closely aligned with changes in liabilities caused by discount rate volatility. There are no significant restrictions on the amount or nature of the investments that may be acquired or held by the plans.

During the three- and nine-month periods ended December 25, 2020, the Company contributed approximately $249 and $736 to its non-U.S. pension plan, respectively, and during the three- and nine-month periods ended December 27, 2019 the Company contributed approximately $235 and $698 to its non-U.S. pension plan, respectively. The Company expects to contribute approximately $943 to its non-U.S. pension plan in fiscal year 2021.

Other Defined Benefit Plan

In December 1993, the Company commenced with a rollover pension promise agreement (“Pension Promise”) to offer a then European employee an insured annuity upon their retirement at age 65. The employee was the only eligible participant of the Pension Promise. The impact associated with the expense and related other income with the Pension Promise was insignificant in fiscal years 2020 and 2019, respectively. The total values of the Pension Promise in the amounts of 827 and 866 British Pounds Sterling at December 25, 2020 and March 27, 2020, respectively (approximately $1,112 and $975 at December 25, 2020 and March 27, 2020, respectively), were classified with other in other assets, net and accrued retirement in other long-term liabilities in the Company’s unaudited consolidated balance sheets.

Defined Contribution Plan

Eligible AML U.S. employees may contribute up to 50% of their pretax compensation to a defined contribution plan, subject to certain limitations, and AML may match, at its discretion, 100% of the participants’ pretax contributions, up to a maximum of 5% of their eligible compensation. Matching contributions by AML totaled approximately $1,112 and $3,181 for the three- and nine-month periods ended December 25, 2020, respectively, and approximately $833 and $2,840 for the three- and nine-month periods ended December 27, 2019, respectively.

The Company, through its AML subsidiary, Allegro MicroSystems Europe, Ltd. (“Allegro Europe”), also has a defined contribution plan (the “AME Plan”) covering substantially all employees of Allegro Europe. Contributions to the AME Plan by the Company totaled approximately $207 and $592 for the three- and nine-month periods ended December 25, 2020, respectively, and approximately $201 and $560 for the three- and nine-month periods ended December 27, 2019, respectively.

The Company has a 401(k) plan that covers all employees meeting certain service and age requirements. Employees are eligible to participate in the plan upon hire when the service and age requirements are met. Employees may contribute up to 35% of their compensation, subject to the maximum contribution allowed by the Internal Revenue Service. All employees are 100% vested in their contributions at the time of plan entry. As of January 1, 2008, and until January 1, 2015, the Company’s former wholly owned subsidiary, PSL, adopted and used a Safe Harbor provision, whereby PSL contributed 3% of compensation each pay period for all eligible employees meeting the Safe Harbor criteria. As of January 1, 2015, PSL may match, at its discretion, 100% of the employee’s contribution, up to a maximum of 5% of their eligible compensation. PSL’s matching contributions in the three- and nine-month periods ended December 27, 2019 was $376 and $1,310, respectively.

14. Retirement Plans

The Company recognizes the funded status of its defined benefit pension plans in its consolidated balance sheets with a corresponding adjustment to accumulated other comprehensive income (“AOCI”), net of tax. These amounts will continue to be recognized as a component of future net periodic benefit cost consistent with the Company’s past practice. Further, actuarial gains and losses and prior service costs that arise in future periods and are not recognized as net periodic benefit costs in the same periods will be recognized as a component of other comprehensive income. Those amounts will also be recognized as a component of future net periodic benefit costs consistent with the Company’s past practice. The Company uses a measurement date for its defined benefit pension plans and other postretirement benefit plans that is equivalent to its fiscal year-end.

Plan Descriptions

Non-U.S. Defined Benefit Plan

The Company, through one of its subsidiaries, has a defined benefit pension plan, which is a noncontributory plan that covers substantially all employees of the respective subsidiary. The plan’s assets are invested in common trust funds, bonds and other debt instruments and stocks.

Effect on the Consolidated Balance Sheets and Statements of Income

Expense related to the non-U.S. defined benefit plan was as follows:

	Fiscal Years Ended
	March 29, 2019	March 27, 2020
Service cost	$800	$961
Interest cost	612	674
Expected return on plan assets	(325)	(331)
Net acquired/transferred obligation	37	—
Amortization of net transition asset	(14)	(14)
Amortization of prior service cost	9	8
Actuarial loss	101	96

Net periodic pension expense	$1,220	$1,394

Changes in the benefit obligations and plan assets for the non-U.S. defined benefit plan were as follows:

	Fiscal Years Ended
	March 29, 2019	March 27, 2020
Obligation and funded status of plan:
Benefit obligation at beginning of year	$9,950	$10,840
Service cost	800	961
Interest cost	612	674
Acquisitions/transferred employees	37	—
Benefits paid	(474)	(938)
Actuarial loss	(19)	690
Foreign currency exchange rate changes	(66)	368

Benefit obligation at end of year	$10,840	$12,595

Change in plan assets:
Fair value of plan assets at beginning of year	$5,350	$5,171
Actual return on plan assets	2	434
Employer contributions	453	932
Benefits paid	(595)	(1,130)
Foreign currency exchange rate changes	(39)	172

Fair value of plan assets at end of year	$5,171	$5,579

Underfunded status at end of year	$(5,669)	$(7,016)

The underfunded plan amounts are recognized as a component of other long-term liabilities in the consolidated balance sheets.

The following table presents the obligations and asset information for the non-U.S. defined benefit plan that has a projected benefit obligation in excess of plan assets:

	March 29, 2019	March 27, 2020
Projected benefit obligations	$10,840	$12,595
Plan assets	5,171	5,579
Accumulated benefit obligations	6,833	7,818

The amounts recorded in AOCI for the non-U.S. defined benefit plan for the fiscal years ended March 29, 2019 and March 27, 2020, are further detailed below:

	Net Transition Obligation (Asset)	Net Actuarial Loss	Prior Service Costs	Total
Balance, March 30, 2018, net of tax	$(20)	$1,485	$17	$1,482
2019 change in AOCI for non-U.S. defined benefit plan	127	825	(1)	951

Amounts in AOCI before tax	107	2,310	16	2,433
Less tax expense	32	693	5	730

Balance, March 29, 2019, net of tax	$75	$1,617	$11	$1,703
2020 change in AOCI for non-U.S. defined benefit plan	244	1,264	(3)	1,505

Amounts in AOCI before tax	319	2,881	8	3,208
Less tax expense	95	864	3	962

Balance, March 27, 2020, net of tax	$224	$2,017	$5	$2,246

There is no actuarial net gain or loss included in AOCI as of March 27, 2020 that is expected to be amortized into net periodic benefit cost over the next fiscal year.

As of March 27, 2020, the Company does not expect a return of plan assets to the Company during the next 12 months.

Assumptions and Investment Policies

Weighted-Average Assumptions Used to Determine Projected Benefit Obligation

	March 29, 2019	March 27, 2020
Non-U.S. assumed discount rate	6.41%	4.98%
Non-U.S. rate of compensation increase	5.00%	5.00%

Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost

	March 29, 2019	March 27, 2020
Non-U.S. assumed discount rate	6.41%	4.98%
Non-U.S. expected long-term return on plan assets	6.00%	5.20%
Non-U.S. rate of compensation increase	5.00%	5.00%

Assumptions for expected long-term rate of return on plan assets are based upon actual historical returns, future expectations of returns for each asset class and the effect of periodic target asset allocation rebalancing. The results are adjusted for the payment of reasonable expenses of the plan from plan assets. The historical long-term return on the plan’s assets exceeded the selected rates, and the Company believes these assumptions are appropriate based upon the mix of the investments and the long-term nature of the plan’s investments.

Information on Plan Assets

The table below sets forth the fair value of the entity’s plan assets as of March 29, 2019 and March 27, 2020, using the same three-level hierarchy of fair value inputs described in Note 1, “Nature of the Business and Basis of Presentation”:

	Fair Value at March 29, 2019	Level 1	Level 2	Level 3
Assets of non-U.S. defined benefit plan:
Government securities	$805	$805	$—	$—
Unit investment trust fund	747	—	747	—
Loans	760	—	—	760
Bonds	1,160	—	1,160	—
Stocks and other investments	1,699	1,345	1	353

Total	$5,171	$2,150	$1,908	$1,113

	Fair Value at March 27, 2020	Level 1	Level 2	Level 3
Assets of non-U.S. defined benefit plan:
Government securities	$1,260	$1,260	$—	$—
Unit investment trust fund	897	—	897	—
Loans	756	—	—	756
Bonds	1,094	—	1,094	—
Stocks and other investments	1,572	1,207	1	364

Total	$5,579	$2,467	$1,992	$1,120

The following table shows the change in fair value of Level 3 plan assets for the fiscal year ended March 29, 2019 and March 27, 2020:

	Level 3 Non-U.S. Defined Plan Assets
	Loans	Stocks
Balance at March 30, 2018	$600	$355
Additions during the year	489	—
Redemptions during the year	(324)	—
Change in foreign currency exchange rates	(5)	(2)

Balance at March 29, 2019	$760	$353
Additions during the year	271	—
Redemptions during the year	(300)	—
Change in foreign currency exchange rates	25	11

Balance at March 27, 2020	$756	$364

The investments in the Company’s major benefit plans largely consist of low-cost, broad-market index funds to mitigate risks of concentration within the market sectors. In recent years, the Company’s investment policy has shifted toward a closer matching of the interest-rate sensitivity of the plan assets and liabilities. The appropriate mix of equity and bond investments is determined primarily through the use of detailed asset-liability modeling studies that look to balance the impact of changes in the discount rate against the need to provide asset growth to cover future service cost. The Company has added a greater proportion of fixed income securities with return characteristics that are more closely aligned with changes in liabilities caused by discount rate volatility. There are no significant restrictions on the amount or nature of the investments that may be acquired or held by the plans.

Cash Flows

During fiscal year 2020, the Company contributed approximately $943 to its non-U.S. pension plan. The Company expects to contribute approximately $943 to its non-U.S. pension plan in fiscal year 2021.

Estimated Future Benefit Payments

The following table projects the benefits expected to be paid to participants from the plans in each of the following fiscal years. The majority of the payments will be paid from plan assets, not company assets.

Pension Benefits
2021	$1,044
2022	1,194
2023	1,138
2024	849
2025	1,024
Thereafter	6,041

Total	$11,290

Other Defined Benefit Plan

In December 1993, the Company commenced with a rollover pension promise agreement (“Pension Promise”) to offer a then European employee an insured annuity upon their retirement at age 65. The employee was the only eligible participant of the Pension Promise. The impact associated with the expense and related other income with the Pension Promise was insignificant in fiscal years 2019 and 2020, respectively. The total values of the Pension Promise in the amounts of 866 and 903 British Pounds Sterling (“GBP”) at March 29, 2019 and March 27, 2020, respectively (approximately $975 and $978 at March 29, 2019 and March 27, 2020, respectively), were included within other in other assets, net and accrued retirements were included within other long-term liabilities in the Company’s consolidated balance sheets.

Defined Contribution Plan

Certain of the Company’s U.S. employees may contribute up to 50% of their pretax compensation to a defined contribution plan, subject to certain limitations. The Company may match, at its discretion, 100% of the participants’ pretax contributions, up to a maximum of 5% of their eligible compensation. Matching contributions totaled approximately $4,019 and $3,792 for fiscal years 2019 and 2020, respectively.

The Company, through its subsidiary, Allegro MicroSystems Europe, Ltd. (“Allegro Europe”), also has a defined contribution plan covering substantially all employees of Allegro Europe. Contributions to the plan by the Company totaled approximately $451 and $372 for fiscal years 2019 and 2020, respectively.

The Company has a 401(k) plan that covers certain employees meeting specific service and age requirements. Employees are eligible to participate in the plan upon hire when the service and age requirements are met. Employees may contribute up to 35% of their compensation, subject to the maximum contribution allowed by the Internal Revenue Service. All employees are 100% vested in their contributions at the time of plan entry. As of January 1, 2008, and until January 1, 2015, the Company adopted and used a Safe Harbor provision, whereby the Company contributed 3% of compensation each pay period for all eligible employees meeting the Safe Harbor criteria. As of January 1, 2015, the Company may match, at its discretion, 100% of the employee’s contribution, up to a maximum of 5% of their eligible compensation. The Company’s matching contributions in fiscal years 2019 and 2020 were approximately $1,921 and $1,828, respectively.